Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Sales	$ 258,131	$ 249,945	$ 219,299
Operating earnings	28,756	33,873	23,844
Income before income tax	13,659	17,563	3,464
Net income	16,638	15,206	2,124
Associates [member]
Disclosure of associates [line items]
Sales	28,158	29,791	25,484
Operating earnings	4,458	4,730	3,523
Income before income tax	2,451	3,111	3,350
Net income	$ 1,891	$ 1,860	$ 2,403